Goldman
       Sachs Variable Insurance Trust
--------------------------------------------------------------------------------
     GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, NEW YORK, NEW YORK 10005
--------------------------------------------------------------------------------




                       Asset Allocation Portfolios
                       Annual Report
                       December 31, 1999




                                                                  Goldman
                                                                  Sachs

              GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS


Shareholder Letter


Dear Shareholders,

We are pleased to report on the performance of the Goldman Sachs Variable Insurance Trust Asset Allocation Portfolios (individually, the "Portfolio", collectively, the "Portfolios"). This annual report covers the period from April 1, 1999, when the Portfolios began operations, through December 31, 1999.

        Performance Review
        From April 1, 1999 through December 31, 1999, the Portfolios generated the following aggregate total returns: Conservative Strategy: 6.98%; Balanced Strategy: 11.52%; Growth and Income Strategy: 15.00%; Growth
        Strategy: 19.71%; Aggressive Growth: 45.39%.

        The performance of your Portfolio is driven primarily by three factors:
        1) strategic asset allocation policy; 2) underlying fund performance; and 3) tactical reallocation. By reallocating your Portfolio on a quarterly basis, we seek to enhance the performance of your Portfolio over the long term.

        Over the year, the Portfolios benefited from tactical reallocation decisions. More specifically, the Portfolios benefited by being overweight in stock funds, which outperformed fixed income funds. The Portfolios' overweight positions in international stock funds relative to domestic stock funds and global bond funds relative to domestic bond funds helped performance during the period.

        The Portfolios' strong performance from tactical reallocation was enhanced by the performance of the underlying Goldman Sachs funds relative to their benchmarks.

        Investment Objectives
        The Portfolios are designed to provide a comprehensive investment program in a single investment and capitalize on the benefits of asset allocation. The Conservative Strategy Portfolio seeks current income, consistent with the preservation of capital and secondarily, considers the potential for capital appreciation. The Balanced Strategy Portfolio seeks current income and long-term capital appreciation. The Growth and Income Strategy Portfolio seeks long-term capital appreciation and current income. The Growth Strategy Portfolio seeks long-term capital appreciation and secondarily, current income. The Aggressive Growth Strategy Portfolio seeks long-term capital appreciation. The Portfolios invest primarily in other Goldman Sachs fixed Income, Equity, and Money Market funds and are subject to the risk associated with investment in such Funds.

        Portfolio Composition
        The Portfolios change their tactical weightings quarterly, based on prevailing market conditions. As of December 31, 1999, the Portfolios diversified their assets among the following Goldman Sachs Funds:

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio                      Portfolio Weighting as a Percentage of Total Investments
-----------------------------------------------------------------------------------------------------------------------------------
Conservative Strategy          51.0% Goldman Sachs Variable Insurance      15.1% GSVIT Global Income
                                     Trust ("GSVIT") ShortDuration Govt.   2.0% Goldman Sachs ("GS") Real Estate
                               16.3% GSVIT CORE /SM/ Large Cap Growth           Securities
                               15.6% GSVIT CORE /SM/ Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------

             GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS



Shareholder Letter (continued)

------------------------------------------------------------------------------------------------------------------------------------
Portfolio                      Portfolio Weighting as a Percentage of Total Investments
------------------------------------------------------------------------------------------------------------------------------------
Balanced Strategy              33.0% GS High Yield                         9.7% GSVIT CORE Large Cap Growth
                               22.7% GSVIT CORE /SM/ International Equity  3.9% GSVIT Global Income
                               18.3% GSVIT Short Duration Govt.            1.9% GS Real Estate Securities
                                8.6% GSVIT CORE Large Cap Value            1.9% GSVIT CORE Small Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Strategy     22.8% GSVIT CORE International Equity       4.9% GS Emerging Markets Equity
                               19.6% GSVIT Global Income                   4.7% GS High Yield
                               13.7% GSVIT CORE Large Cap Value            3.9% GSVIT CORE Small Cap Equity
                               15.9% GSVIT CORE Large Cap Growth           2.1% GS International Small Cap
                               10.6% GS CORE Fixed Income                  1.8% GS Real Estate Securities
------------------------------------------------------------------------------------------------------------------------------------
Growth Strategy                29.3% GSVIT CORE International Equity       4.8% GSVIT CORE Small Cap Equity
                               19.8% GSVIT CORE Large Cap Value            3.6% GS CORE Fixed Income
                               18.9% GSVIT CORE Large Cap Growth           2.6% GS International Small Cap
                               11.3% GSVIT Global Income                   2.2% GS Real Estate Securities
                                5.7% GS Emerging Markets Equity            1.8% GS High Yield
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Strategy     32.4% GSVIT CORE International Equity       6.5% GSVIT CORE Small Cap Equity
                               23.6% GSVIT CORE Large Cap Growth           4.0% GS International Small Cap
                               22.9% GSVIT CORE Large Cap Value            2.3% GS Real Estate Securities
                               8.3% GS Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------

Actual Fund weighting in asset allocation portfolios may differ slightly from the figures shown above due to rounding. The above figures are not indicative of future allocations.

Current Outlook
As explained below, we continue to favor stocks versus bonds, and stocks and bonds versus cash. In equities, we continue to underweight the UK and North America versus other international equities. In fixed income, we continue our preference for international versus domestic bonds.

Global Asset Allocation
We are only mildly positive on stocks. The favorable inflation environment is offset by expensive valuations and below-average growth prospects. We are also mildly positive on bonds due to attractive valuation levels. Our views translate into a small overweight of stocks versus bonds and stocks and bonds versus cash.

Equities
Our favorite region is Non-Japan Asia, especially Singapore. This is followed by Japan and continental Europe. Our least favorite regions are the UK and North America.

Within non-Japan Asia, we are bullish on Singapore due mostly to strong capital flows. We are also favorable on Hong Kong and Australia. Hong Kong has strong fund flows and good valuation levels, while Australia exhibits strong earnings momentum. We consider New Zealand unattractive, mainly as a result of poor momentum and export prospects.

We are not positive on the UK equity market, as it stacks up poorly across all of our forecast variables. Although we generally prefer Canadian equities to the U.S. equities, we consider North America the least attractive region due mainly to expensive valuations and poor export prospects.

             GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS

     Bonds
     We are most favorable on the bond market of Japan, followed by Australian and Swedish bond markets. We consider the U.S., UK and Switzerland the least attractive bond markets.

     Our bullishness on Japan is driven primarily by market out performance and strong fund flows. Within Europe, we are most positive on Sweden, where yield-related forecast variables and monetary conditions appear favorable. We find Switzerland among the least attractive bond markets globally due to poor valuations and weak fund flows. The UK looks unattractive as a result of unfavorable monetary conditions and below-average yield-related forecast variables. Within the Dollar Bloc, we are bullish on Australia given the attractive yield-related forecast variables and relatively strong capital flows. With poor market performance and unfavorable monetary conditions, the U.S. is our least favorable bond market globally.

     Currencies
     Our favorite currencies are the Singapore dollar and the Japanese yen. In general, we prefer the Dollar Bloc to the European currencies, including the Euro and the British pound.

     Within the Dollar Bloc, our optimism on the Singapore dollar is motivated primarily by a supportive interest-rate environment, strong fund flows and attractive long-term value. We are also positive on the Australian and Canadian dollars, where market performance appears strong. Our positive outlook on the Japanese yen can be attributed mostly to strong medium-term momentum and good long-term value. We consider the Euro and Greek drachma the least attractive currencies globally, as they look poor across most of our forecast variables.

     We thank you for your investment and look forward to your continued confidence.

     Goldman Sachs Quantitative Strategies Team
     January 31, 2000

             GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS

Performance Summary
December 31, 1999

The following graph shows the value as of December 31, 1999 of a $10,000 investment made on April 1, 1999 (Portfolio's commencement date of operations). For comparative purposes, the performance of the portfolio's benchmarks (the S&P 500 Index, Lehman Brothers Aggregate Bond Index and two-year U.S. Treasury Security ("Two-Year T-Bill")) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than original cost.

--------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust Conservative Strategy Portfolio's Lifetime Performance
--------------------------------------------------------------------------------

Performance of a $10,000 Investment, Distributions Reinvested April 1, 1999 to December 31, 1999

                            Goldman
                            Sachs
                            Variable
                            Insurance
                            Trust                    Lehman
                            Conservative             Brothers
                            Strategy      S&P 500    Aggregate   Two-Year
Month                       Portfolio      Index    Bond Index    T-Bill
-----                       ------------  -------   ----------   --------
4/1/1999 (inception date)     10,000      10,000      10,000      10,000
Apr-99                        10,170      10,387      10,032      10,022
May-99                        10,140      10,142       9,944      10,007
Jun-99                        10,230      10,705       9,912      10,030
Jul-99                        10,020      10,371       9,870      10,053
Aug-99                         9,970      10,319       9,865      10,076
Sep-99                        10,000      10,036       9,980      10,136
Oct-99                        10,130      10,671      10,017      10,141
Nov-99                        10,260      10,888      10,015      10,156
Dec-99                        10,698      11,529       9,967      10,164


------------------------------------------------------------------------------------------------------------------------------------
Total Return through December 31, 1999(a)                                                               Since Inception
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust Conservative Strategy Portfolio                                      6.98%

------------------------------------------------------------------------------------------------------------------------------------


(a) Commenced operations on April 1, 1999 and represents the cumulative total return since the Portfolio has not been in operation for a full 12 months.

            GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION  PORTFOLIOS

Performance Summary

December 31, 1999

The following graph shows the value as of December 31, 1999 of a $10,000 investment made on April 1, 1999 (Portfolio's commencement date of operations). For comparative purposes, the performance of the portfolio's benchmarks (the S&P 500 Index, Lehman Brothers High Yield Bond Index and Two-Year T-Bill) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than original cost.

--------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust Balanced Strategy Portfolio's Lifetime Performance
--------------------------------------------------------------------------------

Performance of a $10,000 Investment, Distributions Reinvested April 1, 1999 to December 31, 1999

                            Goldman Sachs
                            Variable
                            Insurance
                            Trust                       Lehman
                            Balanced                    Brothers
                            Strategy       S&P 500      High Yield      Two-Year
Month                       Portfolio       Index       Bond Index       T-Bill
-----                       ---------      -------      ----------      --------
4/1/1999 (inception date)    10,000         10,000        10,000         10,000
Apr-99                       10,270         10,387        10,194         10,022
May-99                       10,060         10,142        10,056         10,007
Jun-99                       10,310         10,705        10,035         10,030
Jul-99                       10,200         10,371        10,075         10,053
Aug-99                       10,150         10,319         9,964         10,076
Sep-99                       10,070         10,036         9,892         10,136
Oct-99                       10,480         10,671         9,827         10,141
Nov-99                       10,690         10,888         9,942         10,156
Dec-99                       11,152         11,529        10,054         10,164

------------------------------------------------------------------------------------------------------------------------------------
Total Return through December 31, 1999(a)                                                                     Since Inception
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust Balanced Strategy Portfolio                                                 11.52%


------------------------------------------------------------------------------------------------------------------------------------

(a) Commenced operations on April 1, 1999 and represents the cumulative total return since the Portfolio has not been in operation for a full 12 months.

           GOLDMAN SACHS VARIABLE  INSURANCE TRUST ASSET ALLOCATION  PORTFOLIOS

Statements of Investments
December 31, 1999


------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
CONSERVATIVE STRATEGY PORTFOLIO
------------------------------------------------------
Shares   Description
                                                Value
------------------------------------------------------
Mutual Funds (Institutional Shares) - 193.7%
------------------------------------------------------
Equity - 65.7%
   685  Goldman Sachs Variable Insurance
        Trust CORE Large Cap Value Fund -   $   7,272
        30.2%
   483  Goldman Sachs Variable Insurance
        Trust CORE Large Cap Growth Fund -      7,635
        31.7%
   106  Goldman Sachs Real Estate Securities
        Fund - 3.8%                               919
                                              --------
                                            $  15,826
------------------------------------------------------
Fixed Income - 128.0%
 2,445  Goldman Sachs Variable Insurance
        Trust Short Duration Government     $  23,790
        Fund - 98.7%
   718  Goldman Sachs Variable Insurance
        Trust Global Income Fund - 29.3%        7,056
                                              --------
                                            $  30,846
------------------------------------------------------
TOTAL MUTUAL FUNDS
 (Cost $45,640)                             $  46,672
------------------------------------------------------
TOTAL INVESTMENTS
 (Cost $45,640)                             $  46,672
-----------------------------------------------------


------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
BALANCED STRATEGY PORTFOLIO
------------------------------------------------------
Shares   Description                            Value
------------------------------------------------------
Mutual Funds (Institutional Shares) - 111.4%
Equity - 49.9%
------------------------------------------------------
 2,953  Goldman Sachs Variable Insurance
        Trust CORE International Equity     $  36,176
        Fund - 25.3%
 1,300  Goldman Sachs Variable Insurance
        Trust CORE Large Cap Value Fund -      13,796
        9.6%
   977  Goldman Sachs Variable Insurance
        Trust CORE Large Cap Growth Fund -     15,433
        10.8%
   340  Goldman Sachs Real Estate
        Securities                              2,956
        Fund - 2.1%
   285  Goldman Sachs Variable Insurance
        Trust CORE /SM/ Small Cap Equity Fund   3,023
        - 2.1%
                                              --------
                                            $  71,384
------------------------------------------------------
Fixed Income - 61.5%
 5,410  Goldman Sachs Variable Insurance
        Trust Short Duration Government     $  52,635
        Fund -  36.8%
 2,974  Goldman Sachs Variable Insurance
        Trust Global Income Fund - 20.4%       29,236
   680  Goldman Sachs High Yield Fund -         6,189
        4.3%
                                            ----------
                                            $  88,060
------------------------------------------------------
TOTAL MUTUAL FUNDS
 (Cost $156,710)                            $ 159,444
------------------------------------------------------
TOTAL INVESTMENTS
 (Cost $156,710)                            $ 159,444
------------------------------------------------------

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Service Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.


The accompanying are an integral part of these financial statements.          6

            GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION  PORTFOLIOS

Performance Summary
December 31, 1999

The following graph shows the value as of December 31, 1999 of a $10,000 investment made on April 1, 1999 (Portfolio's commencement date of operations). For comparative purposes, the performance of the portfolio's benchmarks (the S&P 500 Index, Lehman Brothers High Yield Bond Index, Lehman Brothers Aggregate Bond Index and Morgan Stanley EAFE Index ("MSCI EAFE")) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than original cost.

--------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust Growth and Income Strategy Portfolio's Lifetime Performance
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Performance of a $10,000 Investment, Distributions Reinvested April 1, 1999 to December 31, 1999
--------------------------------------------------------------------------------

                           Goldman
                           Sachs
                           Variable
                           Insurance
                           Trust Growth                  Lehman       Lehman
                           and Income                    Brothers     Brothers
                           Strategy        S&P 500       High Yield   Aggregate        MSCI
Month                      Portfolio        Index        Bond Index   Bond Index       EAFE
-----                      ---------       -------       ----------   ----------      ------
4/1/1999 (inception date)   10,000         10,000          10,000       10,000        10,000
Apr-99                      10,380         10,387          10,194       10,032        10,407
May-99                      10,120         10,142          10,056        9,944         9,873
Jun-99                      10,580         10,705          10,035        9,912        10,260
Jul-99                      10,390         10,371          10,075        9,870        10,567
Aug-99                      10,290         10,319           9,964        9,865        10,609
Sep-99                      10,180         10,036           9,892        9,980        10,718
Oct-99                      10,550         10,671           9,827       10,017        11,122
Nov-99                      10,860         10,888           9,942       10,015        11,510
Dec-99                      11,500         11,529          10,054        9,967        12,545


--------------------------------------------------------------------------------------------------------------------
Total Return through December 31, 1999(a)                                                      Since Inception
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust Growth and Income Strategy Portfolio                             15.00%

--------------------------------------------------------------------------------------------------------------------

(a) Commenced operations on April 1, 1999 and represents the cumulative total return since the Portfolio has not been in operation for a full 12 months.

            GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION  PORTFOLIOS

Performance Summary
December 31, 1999

The following graph shows the value as of December 31, 1999 of a $10,000 investment made on April 1, 1999 (Portfolio's commencement date of operations). For comparative purposes, the performance of the portfolio's benchmarks (the S&P 500 Index, MSCI EAFE, Russell 2000 Index and Morgan Stanley Emerging Markets Free Index ("MSCI EMF")) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than original cost.


--------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust Growth Strategy Portfolio's Lifetime Performance
--------------------------------------------------------------------------------

Performance of a $10,000 Investment, Distributions Reinvested April 1, 1999 to December 31, 1999

                            Goldman
                            Sachs
                            Variable
                            Insurance
                            Trust Growth
                            Strategy       S&P 500       MSCI        Russell        MSCI
Month                       Portfolio       Index        EAFE      2000 Index        EMF
-----                       ------------   -------      ------     ----------      ------
4/1/1999 (inception date)     10,000       10,000       10,000       10,000        10,000
Apr-99                        10,490       10,387       10,407       10,896        11,237
May-99                        10,200       10,142        9,873       11,055        11,172
Jun-99                        10,830       10,705       10,260       11,555        12,440
Jul-99                        10,580       10,371       10,567       11,238        12,101
Aug-99                        10,470       10,319       10,609       10,822        12,212
Sep-99                        10,230       10,036       10,718       10,825        11,798
Oct-99                        10,770       10,671       11,122       10,869        12,050
Nov-99                        11,190       10,888       11,510       11,518        13,130
Dec-99                        11,971       11,529       12,545       12,819        14,801


-----------------------------------------------------------------------------------------------------------------------------
Total Return through December 31, 1999(a)                                                              Since Inception
-----------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust Growth Strategy Portfolio                                        19.71%

-----------------------------------------------------------------------------------------------------------------------------


(a) Commenced operations on April 1, 1999 and represents the cumulative total return since the Portfolio has not been in operation for a full 12 months.

            GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS

Statements of Investments
December 31, 1999



------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
GROWTH AND INCOME STRATEGY PORTFOLIO
------------------------------------------------------
Shares   Description                            Value
------------------------------------------------------
Mutual Funds (Institutional Shares) - 112.1%
------------------------------------------------------
 Equity - 73.0%
 4,222  Goldman Sachs Variable Insurance
        Trust CORE International Equity     $  51,721
        Fund - 25.6%
 2,941  Goldman Sachs Variable Insurance
        Trust CORE Large Cap Value Fund -      31,199
        15.4%
 2,286  Goldman Sachs Variable Insurance
        Trust CORE Large Cap Growth Fund -     36,118
        17.8%
   941  Goldman Sachs Emerging Markets
        Equity Fund - 5.5%                     11,122
   830  Goldman Sachs Variable Insurance
        Trust CORE Small Cap Equity Fund -      8,793
        4.3%
   459  Goldman Sachs Real Estate
        Securities                              3,991
        Fund - 2.0%
   320  Goldman Sachs International Small
        Cap Fund - 2.4%                         4,785
                                            ----------
                                            $ 147,729
------------------------------------------------------
Fixed Income - 39.1%
 4,514  Goldman Sachs Variable Insurance
        Trust Global Income Fund - 21.9%    $  44,370
 2,566  Goldman Sachs Core Fixed Income
        Fund - 11.9%                           24,044
 1,172  Goldman Sachs High Yield Fund - 5.3%   10,667
                                            ----------
                                            $  79,081
------------------------------------------------------
TOTAL MUTUAL FUNDS
 (Cost $212,310)                            $ 226,810
------------------------------------------------------
TOTAL INVESTMENTS
 (Cost $212,310)                            $ 226,810
------------------------------------------------------


------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
GROWTH  STRATEGY PORTFOLIO
------------------------------------------------------
Shares   Description                            Value
------------------------------------------------------
Mutual Funds (Institutional Shares) - 106.0%
------------------------------------------------------
Equity - 88.4%
 5,130  Goldman Sachs Variable Insurance
        Trust CORE International Equity     $  62,841
        Fund - 31.0%
 4,008  Goldman Sachs Variable Insurance
        Trust CORE Large Cap Value Fund -      42,521
        21.0%
 2,570  Goldman Sachs Variable Insurance
        Trust CORE Large Cap Growth Fund -     40,603
        20.1%
 1,036  Goldman Sachs Emerging Markets
        Equity Fund - 6.0%                     12,244
   965  Goldman Sachs Variable Insurance
        Trust CORE Small Cap Equity Fund -     10,227
        5.1%
   554  Goldman Sachs Real Estate
        Securities                              4,810
        Fund - 2.4%
   380  Goldman Sachs International Small
        Cap Fund - 2.8%                         5,681
                                            ----------
                                            $ 178,927
------------------------------------------------------
Fixed Income - 17.6%
 2,469  Goldman Sachs Variable Insurance
        Trust Global Income Fund - 12.0%    $  24,269
   817  Goldman Sachs Core Fixed Income
        Fund - 3.7%                             7,656
   418  Goldman Sachs High Yield Fund - 1.9%    3,804
                                            ----------
                                            $  35,729
------------------------------------------------------
TOTAL MUTUAL FUNDS
 (Cost $203,208)                            $ 214,656
------------------------------------------------------
TOTAL INVESTMENTS
 (Cost $203,208)                            $ 214,656
------------------------------------------------------


The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Service Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.

            GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION  PORTFOLIOS

Performance Summary
December 31, 1999

The following graph shows the value as of December 31, 1999 of a $10,000 investment made on April 1, 1999 (Portfolio's commencement date of operations). For comparative purposes, the performance of the portfolio's benchmarks (the S&P 500 Index, MSCI EAFE, Russell 2000 Index and MSCI EMF) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than original cost.

--------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust Aggressive Growth Strategy Portfolio's Lifetime Performance
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Performance of a $10,000 Investment, Distributions Reinvested April 1, 1999 to December 31, 1999
--------------------------------------------------------------------------------

                            Goldman Sachs
                            Variable
                            Insurance
                            Trust
                            Aggressive
                            Growth
                            Strategy       S&P 500      MSCI       Russell       MSCI
Month                       Portfolio       Index       EAFE      2000 Index      EMF
-----                       ----------     -------     ------     ----------    ------
4/1/1999 (inception date)     10,000       10,000      10,000       10,000      10,000
Apr-99                        10,590       10,387      10,407       10,896      11,237
May-99                        10,270       10,142       9,873       11,055      11,172
Jun-99                        11,060       10,705      10,260       11,555      12,440
Jul-99                        10,720       10,371      10,567       11,238      12,101
Aug-99                        10,600       10,319      10,609       10,822      12,212
Sep-99                        10,260       10,036      10,718       10,825      11,798
Oct-99                        10,830       10,671      11,122       10,869      12,050
Nov-99                        11,330       10,888      11,510       11,518      13,130
Dec-99                        14,539       11,529      12,545       12,819      14,801

----------------------------------------------------------------------------------------------------------------
Total Return through December 31, 1999(a)                                                      Since Inception
----------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust Aggressive Growth Strategy Portfolio                        45.39%

----------------------------------------------------------------------------------------------------------------

(a) Commenced operations on April 1, 1999 and represents the cumulative total return since the Portfolio has not been in operation for a full 12 months.

             GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS

Statements of Investments
December 31, 1999


------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
AGGRESSIVE GROWTH  STRATEGY PORTFOLIO
------------------------------------------------------
Shares   Description                            Value
------------------------------------------------------
Mutual Funds (Institutional Shares) - 127.6%
------------------------------------------------------
Equity - 127.6%
 2,434  Goldman Sachs Variable Insurance
        Trust CORE International Equity     $  29,822
        Fund - 41.4%
 1,985  Goldman Sachs Variable Insurance
        Trust CORE Large Cap Value Fund -      21,066
        29.2%
 1,371  Goldman Sachs Variable Insurance
        Trust CORE Large Cap Growth Fund -     21,661
        30.1%
   644  Goldman Sachs Emerging Markets
        Equity Fund - 10.6%                     7,614
   563  Goldman Sachs Variable Insurance
        Trust CORE Small Cap Equity Fund -      5,967
        8.3%
   249  Goldman Sachs Real Estate
        Securities                              2,160
        Fund - 3.0%
   243  Goldman Sachs International Small
        Cap Fund - 5.0%                         3,640
                                            ----------
                                            $  91,930
------------------------------------------------------
TOTAL MUTUAL FUNDS
 (Cost $79,605)                             $  91,930
------------------------------------------------------
TOTAL INVESTMENTS
 (Cost $79,605)                             $  91,930
------------------------------------------------------


The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Service Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.


The accompanying notes an integral part of these financial statements.

             GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS

Statements of Assets and Liabilities
December 31, 1999


                                                                                    Growth                 Aggressive
                                                        Conservative   Balanced   and Income    Growth       Growth
                                                          Strategy     Strategy    Strategy    Strategy     Strategy
                                                          Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
-------------------------------------------------------------------------------------------------------------------------
  Assets:
-------------------------------------------------------------------------------------------------------------------------
Investment in securities, at value
   (identified cost $45,640, $156,710, $212,310,$203,208
   $79,605, respectively)                                  $   46,672    $159,444   $ 226,810     $214,656    $ 91,930

Receivables:
   Investment securities sold                                       -           -       3,115            -           -
   Dividends and interest                                       1,943       5,308       4,401        2,466       2,438
   Receivable for fund shares sold                                  -      19,858           -        6,561       4,304
   Reimbursement from adviser                                  20,764      20,484      17,401       23,185      18,929
Other assets                                                      124          27           -        1,739         123
-----------------------------------------------------------------------------------------------------------------------
Total assets                                                   69,503     205,121     251,727      248,607     117,724
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
  Liabilities:
-----------------------------------------------------------------------------------------------------------------------
Due to custodian                                                    -      15,417       3,121            -           -
Payables:
   Payable for fund shares redeemed                                 -           -         193          192          47
   Amounts owed to affiliates                                   6,055       6,057       6,018        6,011       6,054
Accrued expenses and other liabilities                         39,352      40,473      40,058       39,992      39,598
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                              45,407      61,947      49,390       46,195      45,699
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
  Net Assets:
-----------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                23,461     140,947     188,355      191,469      60,144
Accumulated undistributed net investment income                     -           -           -            -           -
Accumulated net realized loss on investment transactions        (397)        (507)       (518)       (505)        (444)
Net unrealized gain on investments                              1,032       2,734      14,500       11,448      12,325
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                              $      24,096    $143,174    $202,337     $202,412     $72,025
-----------------------------------------------------------------------------------------------------------------------

Total shares of beneficial interest outstanding, no par value
    (unlimited number of shares authorized)                     5,380      15,012      19,270       18,993       5,751
Net asset value and redemption price per share                  $4.48       $9.54      $10.50       $10.66      $12.52
-----------------------------------------------------------------------------------------------------------------------

The accompanying notes are integral part of these financial statements.

             GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS

Statements of Operations
For the Period Ended December 31, 1999

                                                                                   Growth                    Aggressive
                                                     Conservative   Balanced     and Income      Growth        Growth
                                                       Strategy     Strategy      Strategy      Strategy      Strategy
                                                     Portfolio(a)  Portfolio(a)  Portfolio(a)  Portfolio(a)  Portfolio(a)
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
-----------------------------------------------------------------------------------------------------------------------------------
 Income distributions from underlying funds                $ 1,834    $   4,028   $   2,801   $     831    $     686
 Interest                                                       44            -           -           -            -
-----------------------------------------------------------------------------------------------------------------------------------
Total income                                                1,878        4,028       2,801         831          686
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Management fees                                               100           35          62          38           40
 Transfer agent fees                                        21,380       21,369      21,324      21,323       21,368
 Custodian fees                                             24,537       25,026      24,716      24,574       23,745
 Registration fees                                             187          110         128         112          112
 Professional fees                                          30,393       30,393      30,393      30,393       30,393
 Trustee fees                                                4,006        4,006       4,006       4,006        4,006
 Printing fees                                              10,384       10,384      10,384      10,823       10,103
 Organization expenses                                      12,001       12,001      12,001      12,001       12,001
 Other                                                       3,903        3,903       3,903       3,903        3,903
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                             106,891      107,227     106,917     107,173      105,671
-----------------------------------------------------------------------------------------------------------------------------------
Less-- expenses reimbursed and fees waived by
   Goldman Sachs                                          (106,724)    (107,169)   (106,813)   (107,109)    (105,605)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                   167           58        104           64           66
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                        1,711        3,970      2,697          767          620
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Realized and unrealized gain:
-----------------------------------------------------------------------------------------------------------------------------------
Capital gain distributions from underlying funds               189        1,440      2,214        1,941        2,037
Net realized gain (loss) from investment transactions        6,053         (455)      (541)        (414)       2,806
Net change in unrealized gain on investments                 1,032        2,734     14,500       11,448       12,325
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                            7,274        3,719      16,173      12,975       17,168
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                               $  8,985     $  7,689    $ 18,870    $ 13,742     $  7,788
-----------------------------------------------------------------------------------------------------------------------------------

(a)      Commenced operations on April 1, 1999.



The accompanying notes are an integral part of these financial statements.

            GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Period Ended December 31, 1999

                                                                                  Growth                   Aggressive
                                                     Conservative  Balanced     and Income     Growth        Growth
                                                       Strategy    Strategy      Strategy     Strategy      Strategy
                                                     Portfolio(a) Portfolio(a)  Portfolio(a) Portfolio(a)  Portfolio(a)
----------------------------------------------------------------------------------------------------------------------------------
  From operations:
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                 $     1,711  $     3,970  $    2,697  $    767$     $     620
  Net realized gain                                           6,242          985       1,673       1,527        4,843
  Net change in unrealized gain on investments                1,032        2,734      14,500      11,448       12,325
----------------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations        8,985        7,689      18,870      13,742       17,788
----------------------------------------------------------------------------------------------------------------------------------
  Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                 (1,711)     (3,970)      (2,697)       (767)       (620)
  In excess of net investment income                         (6,806)     (1,550)      (2,295)     (1,993)     (5,242)
  From capital                                               (5,385)    (11,891)     (11,672)    (17,388)     (1,658)
  From net realized gain on investment                             -           -            -       (103)       (111)
----------------------------------------------------------------------------------------------------------------------------------
  Total distributions to shareholders                       (13,902)    (17,411)     (16,664)    (20,251)     (7,631)
----------------------------------------------------------------------------------------------------------------------------------
  From share transactions:
----------------------------------------------------------------------------------------------------------------------------------
  Net Proceeds from sales of shares                         343,976      125,516     173,760     178,771       44,267
  Reinvestment of dividends and distributions                13,882       17,406      16,661      20,248        7,624
  Cost of shares repurchased                               (338,845)        (26)        (290)        (98)        (23)
----------------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from share            19,013      142,896     190,131     198,921       51,868
  transactions
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE                                             14,096      133,174     192,337     192,412       62,025
----------------------------------------------------------------------------------------------------------------------------------
  Net assets:
----------------------------------------------------------------------------------------------------------------------------------
  Beginning of period                                        10,000       10,000      10,000      10,000       10,000
----------------------------------------------------------------------------------------------------------------------------------
End of period                                             $  24,096   $  143,174  $  202,337  $  202,412     $ 72,025
----------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income           $       -   $        -  $        -  $        -     $      -
----------------------------------------------------------------------------------------------------------------------------------

(a)  Commenced operations on April 1, 1999.


The accompanying notes are an integral part these financial statements.

             GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS

Financial Highlights
Selected Data for a Share Outstanding Throughout the Period


                                       Income from investment
                                           Operation (a)                Distribution to shareholders
                                      ------------------------    ----------------------------------------
                                                                                                                  Net
                                                     Net                                                        increase
                           Net asset               realized                 In excess of                       (decrease)  Net asset
                            value,       Net         and        From net       net                   From net   in net      value,
                           beginning   investment  unrealized   investment   investment      From    realized   asset        end
                           of period    income      gain         income       income        capital    gain     value     of period
------------------------------------------------------------------------------------------------------------------------------------
FOR THE  PERIOD ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
Conservative
Strategy Portfolio (e)       $10.00   $0.20(f)   $ 0.44(f)      $(0.20)       $(0.78)        $(5.18)    $   -   $(5.52)   $ 4.48

Balanced Strategy
Portfolio (e)                 10.00    0.70        0.44          (0.70)        (0.10)         (0.80)        -    (0.46)     9.54

Growth and Income
Strategy Portfolio (e)        10.00    0.27        1.22          (0.27)        (0.12)         (0.60)        -     0.50     10.50

Growth Strategy
Portfolio (e)                 10.00    0.27        1.69          (0.27)        (0.10)         (0.92)    (0.01)    0.66     10.66

Aggressive Growth
Strategy Portfolio (e)        10.00    0.48        3.74          (0.48)        (0.91)         (0.29)    (0.02)    2.52     12.52
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  Ratio assuming no
                                                                                expense reimbursements
                                                                               -------------------------
                                                   Ratio of       Ratio of                    Ratio of
                                         Net         net             net         Ratio of        net
                                      assets at    expenses       investment     expenses     investment
                              Total      end of   to average      income to    to average     loss to      Portfolio
                              return     period      net         average net     net          average       turnover
                              (b)(c)    (in 000s)   assets (d)     assets(d)     assets(d)     assets(d)     rate(c)
------------------------------------------------------------------------------------------------------------------------------------
FOR THE  PERIOD ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
Conservative
Strategy Portfolio (e)         6.98%      $24        0.25%          2.57%        160.24%      (157.42)%      461%

Balanced Strategy
Portfolio (e)                 11.52       143        0.25          17.05         460.49       (443.19)       103
Growth and Income
Strategy Portfolio (e)        15.00       202        0.25           6.49         257.41       (250.67)        56
Growth Strategy
Portfolio (e)                 19.71       202        0.25           3.01         420.13       (416.87)        72

Aggressive Growth
Strategy Portfolio (e)        45.39        72        0.25           2.35         400.99       (398.39)       179
------------------------------------------------------------------------------------------------------------------------------------

(a) Includes the balancing effect of calculating per share amounts.
(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period.
(c) Not annualized
(d) Annualized.
(e) Commenced operations on April 1, 1999.
(f) Calculated based on the average shares outstanding methodology.

-------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust Asset Allocation Funds - Tax
Information (unaudited)

 During the tax year ended December 31, 1999, 0.93%, 2.70%, 6.17%, 11.10%, and 5.86% of the ordinary income dividends paid from net investment income by the Conservative Strategy, Balanced Strategy, Growth and Income Strategy, Growth Strategy and Aggressive Growth Strategy Portfolios qualify for the dividends deduction available to corporations.
-------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

             GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
December 31, 1999

--------------------------------------------------------------------------------
  1. ORGANIZATION
--------------------------------------------------------------------------------

  Goldman Sachs Variable Insurance Trust (the "Trust") is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes Goldman Sachs Conservative Strategy Portfolio (Conservative Strategy), Goldman Sachs Balanced Strategy Portfolio (Balanced Strategy), Goldman Sachs Growth and Income Strategy Portfolio (Growth and Income Strategy), Goldman Sachs Growth Strategy Portfolio (Growth Strategy) and Goldman Sachs Aggressive Growth Strategy Portfolio (Aggressive Growth Strategy), collectively, (the "Portfolios") or individually (a "Portfolio").
     Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

--------------------------------------------------------------------------------
  2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

  The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from these estimates and assumptions.

  A. Investment Valuation -- Each Portfolio invests in a combination of Underlying Funds (the "Underlying Funds") for which Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman Sachs & Co. ("Goldman Sachs"), Goldman Sachs Funds Management L.P. ("GSFM") and Goldman Sachs Asset Management International ("GSAMI"), affiliates of Goldman Sachs, act as investment adviser. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios' shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost.

  B. Securities Transactions and Investment Income -- Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Dividend income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on the basis of interest accrued.

  C. Federal Taxes -- It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.
     At December 31, 1999, the Portfolios' aggregate unrealized gains and losses based on cost for federal income tax purposes were as follows:


                                                                Gross Unrealized   Gross Unrealized    Net Unrealized
Portfolio                                        Tax Cost             Gain               Loss                    Gain
------------------------------------------------------------------------------------------------------------------------
Conservative Strategy                            $ 46,037             $ 1,794           $ 1,159                $  635
------------------------------------------------------------------------------------------------------------------------
Balanced Strategy                                 157,217               5,554             3,327                 2,227
------------------------------------------------------------------------------------------------------------------------
Growth and Income Strategy                        212,783              15,866             1,839                14,027
------------------------------------------------------------------------------------------------------------------------
Growth Strategy                                   203,713              11,749               806                10,943
------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Strategy                         80,049              11,881                 -                11,881
========================================================================================================================

             GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
December 31, 1999

D. Expenses -- Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios based on a straight-line or pro rata basis depending upon the nature of the expense.

--------------------------------------------------------------------------------
3. AGREEMENTS
--------------------------------------------------------------------------------

As of September 1, 1999, Goldman Sachs & Co. ("Goldman Sachs") established a new operating division called the Investment Management Division ("IMD"). This newly created entity includes Goldman Sachs Asset Management ("GSAM"). Pursuant to an Investment Management Agreement (the "Agreement"), GSAM, serves as the Portfolios' investment adviser. Under the Agreement, GSAM, subject to the general supervision of the Trust's Board of Trustees, manages the Portfolios. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios' business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly at an annual rate equal to .15% of the average daily net assets of each Portfolio.
     During the period, GSAM has voluntarily agreed to limit "Other Expenses" (excluding management fees, taxes, interest, brokerage, litigation, indemnification costs and other extraordinary expenses) to the extent that such expenses exceed .10% of the average daily net assets of each Portfolio.
     Pursuant to the Distribution and Transfer Agent Agreements, Goldman Sachs serves as the Distributor of each Portfolio's shares at no cost to the Portfolios. Goldman Sachs also serves as the Transfer Agent of the Portfolios and has voluntarily waived its fees. Goldman Sachs may discontinue or modify this waiver in the future at its discretion.
     At December 31, 1999, the amounts owed to affiliates were as follows:


 Portfolio                                            Fees                     Agent Fees                     Total
--------------------------------------------------------------------------------------------------------------------
Conservative Strategy                                  $ 4                       $6,051                      $6,055
--------------------------------------------------------------------------------------------------------------------
Balanced Strategy                                      16                         6,041                       6,057
--------------------------------------------------------------------------------------------------------------------
Growth and Income Strategy                             23                         5,995                       6,018
--------------------------------------------------------------------------------------------------------------------
Growth Strategy                                        16                         5,995                       6,011
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth Strategy                             14                         6,040                       6,054
--------------------------------------------------------------------------------------------------------------------

     Included in the "Receivable Reimbursement from Adviser" in the accompanying Statements of Assets and Liabilities of the Growth Strategy Portfolio was $5,490 related to capital contribution from affiliated parties.
     As of December 31, 1999, Goldman Sachs was the beneficial owner of 44%, 8%, 6%, 6% and 20% of the outstanding shares of the Conservative Strategy, Balanced Strategy, Growth and Income Strategy, Growth Strategy and Aggressive Growth Strategy Portfolios, respectively.

--------------------------------------------------------------------------------
4. PORTFOLIO SECURITY TRANSACTIONS
--------------------------------------------------------------------------------

Purchases and proceeds of sales or maturities of long-term securities for the period ended December 31, 1999, were as follows:


Portfolio                                                                       Purchases                     Sales
--------------------------------------------------------------------------------------------------------------------
Conservative Strategy                                                           $ 466,669                 $ 427,082
--------------------------------------------------------------------------------------------------------------------
Balanced Strategy                                                                 205,336                    48,171
--------------------------------------------------------------------------------------------------------------------
Growth and Income Strategy                                                        255,981                    43,130
--------------------------------------------------------------------------------------------------------------------
Growth Strategy                                                                   243,710                    40,088
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth Strategy                                                        165,200                    88,401
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LINE OF CREDIT FACILITY
--------------------------------------------------------------------------------

The Portfolios participate in a $250,000,000 committed and a $250,000,000 uncommitted, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. These facilities are to be used solely for temporary or emergency purposes. The interest rate on the

            GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
December 31, 1999

borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment, which has not been utilized. During the period ended December 31, 1999, the Portfolios did not have any borrowings under either of these facilities.

--------------------------------------------------------------------------------
6. REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios' custodian.

--------------------------------------------------------------------------------
7. CERTAIN RECLASSIFICATIONS
--------------------------------------------------------------------------------

In accordance with Statement of Position 93-2, the Conservative Strategy Portfolio reclassified $5,552 from paid-in capital and $6,639 from accumulated net realized gain on investment to undistributed net investment income. Balanced Strategy Portfolio reclassified $11,949 from paid-in capital and $1,492 from accumulated net realized gain on investment to undistributed net investment income. Growth and Income Strategy Portfolio reclassified $11,776 from paid-in capital and $2,191 from accumulated net realized gain on investment to undistributed net investment income. Growth Strategy Portfolio reclassified $17,452 from paid-in capital and $1,929 from accumulated net realized gain on investment to undistributed net investment income. Aggressive Growth Strategy Portfolio reclassified $1,724 from paid-in capital and $5,176 from accumulated net realized gain on investment to undistributed net investment income. These reclassifications have no impact on the net asset value of each Portfolio and are designed to present the Portfolios' capital accounts on a tax basis.


--------------------------------------------------------------------------------
8. SUMMARY OF SHARE TRANSACTIONS
--------------------------------------------------------------------------------

Share activity for the period ended December 31, 1999 was as follows:

                                                               Reinvestment of
                                              Shares              Dividends             Shares
Portfolio                                      Sold           and Distributions       Repurchased        Net Increase
----------------------------------------------------------------------------------------------------------------------
Conservative Strategy                         35,397                3,127              (33,144)               5,380
----------------------------------------------------------------------------------------------------------------------
Balanced Strategy                             13,173                1,842                   (3)              15,012
----------------------------------------------------------------------------------------------------------------------
Growth and Income Strategy                    17,711                1,605                  (46)              19,270
----------------------------------------------------------------------------------------------------------------------
Growth Strategy                               17,095                1,925                  (27)              18,993
----------------------------------------------------------------------------------------------------------------------
Aggressive Growth Strategy                     5,035                  722                   (6)               5,751
======================================================================================================================

--------------------------------------------------------------------------------
9. CHANGE IN INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

On October 26, 1999, the Board of Trustees of the Portfolios, upon the recommendation of the Board's audit committee, determined not to retain Arthur Andersen LLP and approved a change of the Portfolios' independent auditors to Ernst & Young LLP. For the period ended December 31, 1999, Arthur Andersen LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Portfolios and Arthur Andersen LLP on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of Arthur Andersen LLP would have caused them to make reference to the disagreement in their reports.

--------------------------------------------------------------------------------
10.   OTHER MATTERS
--------------------------------------------------------------------------------

On February 3, 2000, the Board of Trustees of the Portfolios approved liquidation and termination of such Portfolios, subject to all annuity contract owners exchanging or being formally substituted out of such Portfolios.

             GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS




To the Shareholders and Board of Trustees of Goldman Sachs Variable Insurance Trust - Asset Allocation Portfolios:

We have audited the accompanying statements of assets and liabilities of Goldman Sachs Conservative Strategy Portfolio, Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio, and Goldman Sachs Aggressive Strategy Portfolio, the portfolios constituting Goldman Sachs Variable Insurance Trust - Asset Allocation Portfolios (a Delaware Business Trust), including the statements of investments, as of December 31, 1999, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Goldman Sachs Conservative Strategy Portfolio, Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio, and Goldman Sachs Aggressive Strategy Portfolio, constituting Goldman Sachs Variable Insurance Trust - Asset Allocation Portfolios as of December 31, 1999, the results of their operations, the changes in their net assets and the financial highlights for the period presented, in conformity with generally accepted accounting principles.


                                             ARTHUR ANDERSEN LLP


Boston, Massachusetts
February 17, 2000

TRUSTEES                               OFFICERS
Ashok N. Bakhru, Chairman              Douglas C. Grip, President
David B. Ford                          Jesse Cole, Vice President
Douglas C. Grip                        James A. Fitzpatrick, Vice President
John P. McNulty                        Nancy L. Mucker, Vice President
Mary P. McPherson                      John M. Perlowski, Treasurer
Alan A. Shuch                          Adrien E. Deberghes Jr., Assistant Treasurer
Jackson W. Smart, Jr.                  Philip V. Giuca, Jr., Assistant Treasurer
William H. Springer                    Michael J. Richman, Secretary
Richard P. Strubel                     Howard B. Surloff, Assistant Secretary
                                       Valerie A. Zondorak, Assistant Secretary


GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser







                                       Toll Free (in U.S.): 800-292-4726



This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust:
Conservative Strategy, Balanced Strategy, Growth and Aggressive Growth Strategy Portfolios.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus which contains facts concerning the Portfolio's objectives,policies,management,expenses and other information.

(C) Copyright 2000 Goldman, Sachs & Co. All right reserved. Date of first use:
February 24, 2000